Retirement Plans and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Reclassifications, Net of Tax

 The following table presents these reclassifications, net of tax, as well as the reclassification of the realized gain on investments, and the statement of operations line items that are impacted (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$(63)	$(68)
Selling, general and administrative	(44)	(41)

Total	$(107)	$(109)

Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$7,302	$4,070
Selling, general and administrative	5,018	2,440

Total	$12,320	$6,510

Realized (gain) loss on investments included in:
Other expense, net	$123	$(390)

Total	$123	$(390)

Reconciliation of Funded Status and Accumulated Benefit Obligation

The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2013		Year Ended December 31, 2014
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$473,975	$107,704	$427,909	$95,315
Service cost	3,318	293	2,854	128
Interest cost	18,244	4,295	19,904	4,562
Employee contributions	—	443	—	356
Special termination benefits	—	—	48	—
Benefits paid	(21,294)	(3,853)	(24,842)	(3,741)
Plan amendments	—	797	—	—
Actuarial (gain) loss	(46,334)	(14,364)	65,245	19,466

Benefit obligation at end of period	$427,909	$95,315	$491,118	$116,086

Change in plan assets
Plan assets at beginning of period	$278,384	—	$322,176	—
Employer contributions	31,989	3,410	25,873	3,385
Employee contributions	—	443	—	356
Actual return on plan assets	33,097	—	16,318	—
Benefits paid	(21,294)	(3,853)	(24,842)	(3,741)

Plan assets at fair value at end of period	$322,176	—	$339,525	—

Accrued benefit costs and funded status of the plans	$(105,733)	$(95,315)	$(151,593)	$(116,086)

Accumulated benefit obligation	$418,710		$480,906

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.83%	4.90%	4.01%	4.04%
Salary rate	3.25%	—	3.25%	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	3.98%	4.04%	4.83%	4.90%
Expected rate of return on plan assets	7.80%	—	7.80%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$12,094	$226	$6,510	—
Prior service credits, net of tax	(107)	—	(109)	—

Total	$11,987	$226	$6,401	—

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	$62,234	$923	$101,829	$13,221
Prior service credits, net of tax	(500)	—	(391)	—

Total	$61,734	$923	$101,438	$13,221

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(10,319)	—	$(18,018)	$(596)
Prior service credits	172	—	172	—

Total	$(10,147)	—	$(17,846)	$(596)

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post-retirement Benefits
2015	$34,262	$4,824
2016	29,307	5,218
2017	30,114	5,614
2018	28,862	5,989
2019	28,814	6,322
2020 to 2024	151,788	35,502

Total	$303,147	$63,469

Fair Value of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2013	Fair Value Measurements at December 31, 2014
Asset Category
Equity Securities
U.S. Large-Cap (1)	$83,116	$89,593
U.S. Small/Mid-Cap (2)	24,857	25,133
World Equity Ex-US (3)	53,367	52,432
Fixed Income Securities
Short Duration Bonds (4)	61,388	63,544
High Yield Bonds (5)	14,282	14,133
Emerging Market Fixed income (Non-US) (6)	9,633	10,041
Core Fixed Income (7)	29,844	32,502
Other Securities
Hedge Funds (8)	29,766	17,719
Core Property Fund (9)	15,747	34,236
Money Market Funds	—	14
Income earned but not yet received	176	178

Total	$322,176	$339,525

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Short duration bond fund includes the Ultra Short Duration Bond fund and Opportunistic Income fund. The Ultra Short Duration Bond invests at least 80% of its net assets in investment grade U.S. dollar denominated debt instruments. While the funds may invest in securities with any maturity or duration, the funds will maintain a portfolio duration range of 18 months or less under normal market conditions. The Opportunistic Income fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. There are no restrictions on the maturity of any individual securities or on the fund’s average portfolio maturity, although the average portfolio duration will typically vary between 0-24 months.
(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(8)	Hedge fund seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.
(9)	Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets.

Defined Pension Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Service cost	$3,211	$3,318	$2,854
Interest cost	19,061	18,244	19,904
Expected return on plan assets	(20,562)	(21,263)	(24,130)
Amortization of unrecognized prior service credits	(172)	(172)	(172)
Amortization of unrecognized net loss	13,990	19,423	10,319
Special termination benefit recognized	—	—	48

Total benefit	$15,528	$19,550	$8,823

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets were as follows:

	As of December 31, 2013		As of December 31, 2014
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Asset Category
Equity securities	47%	50%	47%	49%
Debt securities	38%	36%	38%	36%
Other securities	15%	14%	15%	15%

Total	100%	100%	100%	100%

Other Postretirement Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Service cost	$354	$293	$128
Interest cost	4,959	4,295	4,562
Plan amendment	—	797	—
Amortization of unrecognized net loss	687	362	—

Total costs	$6,000	$5,747	$4,690